Summary of RSU and PSU Activity (Detail)	9 Months Ended
Sep. 30, 2015 $ / shares shares
Performance Share Unit (PSUs)
Outstanding Number of Shares
Outstanding at beginning of period | shares	669,171
Granted | shares	283,394
Forfeited | shares	(16,147)
Outstanding at ending of period | shares	936,418
Weighted Average Fair Value
Outstanding at beginning of period	$ 39.78
Granted	68.06
Forfeited	42.73
Outstanding at end of period	$ 48.34
Weighted Average Remaining Contractual Life
Outstanding at end of period	1 year 8 months 19 days
Restricted Stock Units (RSUs)
Outstanding Number of Shares
Outstanding at beginning of period | shares	1,038,996
Granted | shares	383,169
Shares vested | shares	(227,805)
Forfeited | shares	(61,555)
Outstanding at ending of period | shares	1,132,805
Weighted Average Fair Value
Outstanding at beginning of period	$ 35.19
Granted	66.94
Shares vested	25.32
Forfeited	41.85
Outstanding at end of period	$ 47.55
Weighted Average Remaining Contractual Life
Outstanding at end of period	1 year 8 months 1 day